Expense Example {- Strategic Advisers® Fidelity® Emerging Markets Fund} - 05.31 Strategic Advisers Fidelity Emerging Markets Fund PRO-03 - Strategic Advisers® Fidelity® Emerging Markets Fund - Strategic Advisers Fidelity Emerging Markets Fund-Default
Jul. 30, 2021 USD ($)
Expense Example:
1 year	$ 43
3 years	153
5 years	313
10 years	$ 777